Reportable Segments (Details) - One Energy Enterprises Inc [Member] - Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Number of Operating Segments	2	2
Percentage of Revenue		10.00%